Dividends	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends
DIVIDENDS

	US Dollars
Figures in million	2019	2018	2017
Ordinary shares
Dividend number 118 of 130 SA cents per share was declared on 21 February 2017 and paid on 7 April 2017 (10 US cents per share)			39
Dividend number 119 of 70 SA cents per share was declared on 20 February 2018 and paid on 6 April 2018 (6 US cents per share).		24
Dividend number 120 of 95 SA cents per share was declared on 19 February 2019 and paid on 8 April 2019 (7 US cents per share).	27
	27	24	39